Financial risk management - Offsetting financial assets and liabilities (Details) - Credit Risk - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017
Assets
Gross carrying amounts £m	£ 1,724	£ 1,813
Gross amounts offset £m	0	0
Net amount presented in statement of financial position £m	1,724	1,813
Related amounts available to be offset but not offset in statement of financial position
Financial instruments £m	(539)	(743)
Cash collateral received/ pledged £m	(772)	(692)
Net amount £m	413	378
Liabilities
Gross carrying amounts £m	(1,061)	(2,393)
Gross amounts offset £m	0	0
Net amount presented in statement of financial position £m	(1,061)	(2,393)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments £m	539	743
Cash collateral received/ pledged £m	333	1,248
Net amount £m	(189)	(402)
Assets (Liabilities)
Gross carrying amounts £m	663	(580)
Gross amounts offset £m	0	0
Net amount presented in statement of financial position £m	663	(580)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments £m	0	0
Cash collateral received/ pledged £m	(439)	556
Net amount £m	224	(24)
Financing derivatives
Liabilities
Gross carrying amounts £m	(945)	(2,223)
Gross amounts offset £m	0	0
Net amount presented in statement of financial position £m	(945)	(2,223)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments £m	523	718
Cash collateral received/ pledged £m	326	1,230
Net amount £m	(96)	(275)
Commodity contract derivatives
Liabilities
Gross carrying amounts £m	(116)	(170)
Gross amounts offset £m	0	0
Net amount presented in statement of financial position £m	(116)	(170)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments £m	16	25
Cash collateral received/ pledged £m	7	18
Net amount £m	(93)	(127)
Financing derivatives
Assets
Gross carrying amounts £m	1,545	1,707
Gross amounts offset £m	0	0
Net amount presented in statement of financial position £m	1,545	1,707
Related amounts available to be offset but not offset in statement of financial position
Financial instruments £m	(523)	(718)
Cash collateral received/ pledged £m	(772)	(692)
Net amount £m	250	297
Commodity contract derivatives
Assets
Gross carrying amounts £m	69	106
Gross amounts offset £m	0	0
Net amount presented in statement of financial position £m	69	106
Related amounts available to be offset but not offset in statement of financial position
Financial instruments £m	(16)	(25)
Cash collateral received/ pledged £m	0	0
Net amount £m	53	£ 81
FAA derivative
Assets
Gross carrying amounts £m	110
Gross amounts offset £m	0
Net amount presented in statement of financial position £m	110
Related amounts available to be offset but not offset in statement of financial position
Financial instruments £m	0
Cash collateral received/ pledged £m	0
Net amount £m	£ 110